Post-retirement benefit obligations - Projected net pension liability summary (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Post-retirement benefit obligations
Pension asset	R (1,498)	R (622)
Noncurrent net liabilities	11,900	11,069
Short-term portion	389	354
Pension
Post-retirement benefit obligations
Pension asset	(1,498)	(622)
Pension benefit obligation	8,046	7,260
Noncurrent net liabilities	7,854	7,084
Short-term portion	192	176
Net liability (asset) recognized	6,548	6,638
South Africa | Pension
Post-retirement benefit obligations
Pension asset	(582)	(622)
Net liability (asset) recognized	(582)	(622)
Foreign Countries | Pension
Post-retirement benefit obligations
Pension asset	(916)
Pension benefit obligation	8,046	7,260
Noncurrent net liabilities	7,854	7,084
Short-term portion	192	176
Net liability (asset) recognized	R 7,130	R 7,260